COSTS OF SALES - Schedule of Costs of Sales (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
COSTS OF SALES
Direct costs of sales	€ (14,058)	€ (14,919)	€ (13,683)
Indirect costs of sales	(9,225)	(8,990)	(8,583)
Total cost of sales	€ (23,283)	€ (23,909)	€ (22,266)